23. Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Note 23. Quarterly Financial Data (Unaudited)

A summary of financial data for the four quarters of 2013 and 2012 is presented below:

	Quarters in 2013 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,562,049	$5,804,849	$5,607,136	$5,665,748
Interest expense	934,797	892,403	819,426	795,508
Provision for loan losses	206,250	120,000	137,500	206,250
Non-interest income	1,368,192	1,520,858	1,540,425	1,553,093
Non-interest expense	4,589,290	4,818,263	4,471,596	4,413,325
Net income	1,041,778	1,238,344	1,354,933	1,451,600
Earnings per common share	0.21	0.25	0.28	0.29

	Quarters in 2012 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,589,896	$5,632,862	$5,782,081	$5,816,492
Interest expense	1,270,927	1,239,156	1,238,391	1,133,845
Provision for loan losses	250,003	249,999	249,999	249,999
Non-interest income	1,354,977	1,533,032	1,530,217	1,770,734
Non-interest expense	4,549,932	4,718,213	4,553,023	5,045,602
Net income	964,849	1,021,192	1,267,351	1,147,298
Earnings per common share	0.19	0.20	0.26	0.23